FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	6 Months Ended
Jun. 30, 2026
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [abstract]
FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

NOTE 6 – FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Warrants
in USD thousands
Balance as of December 31, 2025	2,174
Changes during 2026:
Changes in fair value through profit and loss	246
Balance as of June 30, 2026	2,420